Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Transactions with Related Parties [Abstract]
Transactions with Related Parties
Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution	General and Administrative	Interest and Finance Cost
a) Aegean Oil S.A.	$654	$5,889	$-	$63,750	$180	$711	$-	$-
b) Aegean Shipping Management S.A.	1,490	-	-	-	-	-	-	-
c) Gener8 Maritime Inc.	6,074	-	-	-	-	-	200	-
d) Unique Tankers LLC	-	-	-	-	-	-	-	-
e) Melco S.A.	-	-	-	124	-	-	-	-
f) Aegean V	-	-	-	-	-	-	-	-
g) Aegean VIII	-	5,275	-	-	-	-	-	-
h) Grady Properties Corp. SA	-	-	-	-	-	-	-	215
i) Other	947	103	230	-	-	-	886	-
Total	$9,165	$11,267	$230	$63,874	$180	$711	$1,086	$215
Due from related companies	Trade Receivables from related companies	Other Payables to related companies	Short-term borrowings from related companies
a) Aegean Oil	$8,212	$7,941	$31	$-
b) Aegean Shipping Management	28	2,487	-	-
c) Gener8 Maritime	-	-	-	-
d) Unique Tankers	-	-	-	-
e) Melco	-	-	25	-
f) Aegean V	100	-	-	-
g) Aegean VIII	11	-	-	-
h) Grady Properties Corp. SA	-	-	-	20,000
i) Other	1,197	1,081	1,288	-
Total	$9,548	$11,509	$1,344	$20,000

*Included in the revenues from related parties in the accompanying consolidated statements of income.

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution
a) Aegean Oil	$-	$2,732	$-	$133,985	$180	$781
b) Aegean Shipping Management	1,724	-	-	-	-	-
c) Gener8 Maritime	7,570	-	-	233	-	-
d) Unique Tankers	1,247	-	-	-	-	-
e) Melco	-	-	150	2,739	-	-
f) Aegean V	-	-	-	-	-	-
g) Aegean VIII	-	5,345	-	-	-	-
h) Grady Properties Corp. SA	-	-	-	-	-	-
i) Other	1,192	98	-	-	-	-
Total	$11,733	$8,175	$150	$136,957	$180	$781

	Due from related companies	Trade Receivables from related companies	Other Payables to related companies
a) Aegean Oil	$4,524	$14,309	$10
b) Aegean Shipping Management	1,190	3,542	-
c) Gener8 Maritime	-	798	-
d) Unique Tankers	-	-	-
e) Melco	-	-	22
f) Aegean V	100	-	-
g) Aegean VIII	581	-	-
h) Grady Properties Corp. SA
i) Other	492	314	1,158
Total	$6,887	$18,963	$1,190

*Included in the revenues from related parties in the accompanying consolidated statements of income.

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution
a) Aegean Oil	$-	$-	$-	$342,666	$1,362	$1,700
b) Aegean Shipping Management	7,653	-	41	1,430	-	-
c) Gener8 Maritime	7,190	-	-	1,542	-	-
d) Unique Tankers	9,858	-	-	-	-	-
e) Melco	3,709	-	-	5,888	-	-
f) Aegean V	-	1,809	-	-	-	-
g) Aegean VIII	-	3,352	-	-	-	-
h) Grady Properties Corp. SA	-	-	-	-	-	-
i) Other	2,838	107	-	-	-	-
Total	$31,248	$5,268	$41	$351,526	$1,362	$1,700

*Included in the revenues from related parties in the accompanying consolidated statements of income.